As filed with the Securities and Exchange Commission on July 14, 2009

Securities Act Registration No. 333-57548
 Investment Company Act Registration No. 811-10319

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM  N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. ____	[ ]
Post-Effective Amendment No. 14	[X]
AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 15

USA MUTUALS
(Exact Name of Registrant as Specified in Charter)

700 N. Pearl Street, Suite 900
Dallas, Texas 75201
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (800) 688-8257

Joseph C. Neuberger
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street, 2nd Floor
Milwaukee, Wisconsin 53202

(Name and Address of Agent for Service)

Copies to:
Carol A. Gehl Godfrey & Kahn, S.C. 780 North Water Street Milwaukee, Wisconsin 53202	Rachel A. Spearo U.S. Bancorp Fund Services, LLC 615 E. Michigan Street, 2nd Floor Milwaukee, Wisconsin 53202

It is proposed that this filing will become effective (check appropriate box):

[   ]                      immediately upon filing pursuant to paragraph (b).
[X]                      on July 30, 2009 pursuant to paragraph (b).
[   ]                      60 days after filing pursuant to paragraph (a)(1).
[   ]                      on (date) pursuant to paragraph (a)(1).
[   ]                      75 days after filing pursuant to paragraph (a)(2).
[   ]                      on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate check the following box:

[X]                      This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
Designation of New Effective Date for Previously Filed Post-Effective Amendment

Post-Effective Amendment No. 13 (the “Amendment”) was filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 on May 19, 2009 and pursuant to Rule 485(a)(1) would become effective on July 16, 2009.

This Post-Effective Amendment No. 14 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating July 30, 2009 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 14 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and State of Wisconsin, on the 14th day of July, 2009.

USA MUTUALS (Registrant)

By: /s/ Eric Lansky
Eric Lansky
President and Treasurer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on July 14, 2009 by the following persons in the capacities indicated.

Name	Title	Date

/s/ Eric Lansky Eric Lansky	President and Treasurer	July 14, 2009

/s/ Joseph C. Neuberger Joseph C. Neuberger	Trustee and Chairperson	July 14, 2009

/s/ Dr. Michael D. Akers* Dr. Michael D. Akers	Independent Trustee	July 14, 2009

/s/ Gary A. Drska* Gary A. Drska	Independent Trustee	July 14, 2009

* By /s/ Joseph C. Neuberger
Joseph C. Neuberger, Trustee and
Chairperson
Attorney-in-fact pursuant to
Power of Attorney previously filed with the
Registrant’s Registration Statement on
Form N-14 with the SEC on April 20, 2005.